FINANCIAL OBLIGATIONS - Borrowings from development entities - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 4,357,275	$ 3,227,269
BANCOLDEX [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 1,632,763	822,948
BANCOLDEX [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	2.19%
BANCOLDEX [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	18.83%
BANCOLDEX [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.30%
BANCOLDEX [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	14.00%
BANCOLDEX [member] | Six-month London Interbank Offered Rate (LIBOR) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.95%
BANCOLDEX [member] | Six-month London Interbank Offered Rate (LIBOR) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.02%
BANCOLDEX [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.10%
BANCOLDEX [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	16.75%
BANCOLDEX [member] | SOFR6 | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.75%
BANCOLDEX [member] | SOFR6 | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	4.02%
FINAGRO [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 722,857	394,391
FINAGRO [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	6.31%
FINAGRO [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	15.02%
FINAGRO [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINAGRO [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	2.50%
FINAGRO [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINAGRO [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	14.95%
FINDETER [member]
Disclosure of detailed information about borrowings [line items]
Other borrowings	$ 2,001,655	$ 2,009,930
FINDETER [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	4.40%
FINDETER [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest Rate	18.85%
FINDETER [member] | DTF [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	1.00%
FINDETER [member] | DTF [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	14.59%
FINDETER [member] | IBR [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.40%
FINDETER [member] | IBR [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	18.18%
FINDETER [member] | CPI [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	0.50%
FINDETER [member] | CPI [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowing rate interest rate basis	6.31%